S000005567 [Member] Investment Objectives and Goals - Nuveen Small Cap Growth Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Small Cap Growth Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is growth of capital.